John Hancock
Blue Chip Growth Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Shares	Value
Common stocks 98.2%		$4,478,162,704
(Cost $1,007,405,044)
Communication services 15.3%		698,680,317
Entertainment 2.5%
Netflix, Inc. (A)	107,480	95,314,339
Sea, Ltd., ADR (A)	150,496	17,126,445
Interactive media and services 11.7%
Alphabet, Inc., Class A	321,362	54,294,110
Alphabet, Inc., Class C	1,508,543	257,191,496
Meta Platforms, Inc., Class A	388,950	223,381,764
Wireless telecommunication services 1.1%
T-Mobile US, Inc.	208,035	51,372,163
Consumer discretionary 16.4%		746,951,224
Automobiles 2.5%
Tesla, Inc. (A)	325,087	112,207,029
Broadline retail 8.3%
Amazon.com, Inc. (A)	1,820,910	378,548,980
Hotels, restaurants and leisure 2.3%
Booking Holdings, Inc.	8,745	45,491,315
Chipotle Mexican Grill, Inc. (A)	681,685	41,937,261
DoorDash, Inc., Class A (A)	101,805	18,373,766
Specialty retail 3.1%
Carvana Company (A)	381,382	99,319,500
Ross Stores, Inc.	136,537	21,145,485
The TJX Companies, Inc.	163,072	20,496,520
Textiles, apparel and luxury goods 0.2%
Lululemon Athletica, Inc. (A)	23,165	7,428,089
NIKE, Inc., Class B	25,432	2,003,279
Consumer staples 1.1%		51,603,588
Consumer staples distribution and retail 0.2%
Dollar General Corp.	152,744	11,802,529
Food products 0.2%
Mondelez International, Inc., Class A	127,804	8,300,870
Household products 0.7%
Colgate-Palmolive Company	177,044	17,107,762
The Procter & Gamble Company	80,288	14,392,427
Energy 0.3%		10,696,973
Energy equipment and services 0.3%
Schlumberger, Ltd.	243,445	10,696,973
Financials 9.0%		410,019,712
Capital markets 1.8%
Morgan Stanley	166,768	21,948,336
MSCI, Inc.	5,723	3,488,912
S&P Global, Inc.	36,425	19,032,427
The Charles Schwab Corp.	195,375	16,169,235
The Goldman Sachs Group, Inc.	36,247	22,058,837
Financial services 5.7%
Adyen NV (A)(B)	5,690	8,281,864
Fiserv, Inc. (A)	55,720	12,311,891
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services (continued)
Mastercard, Inc., Class A	205,573	$109,558,075
Visa, Inc., Class A	416,521	131,237,437
Insurance 1.5%
Chubb, Ltd.	159,012	45,911,535
Marsh & McLennan Companies, Inc.	85,843	20,021,163
Health care 9.1%		415,107,177
Health care equipment and supplies 2.2%
Intuitive Surgical, Inc. (A)	141,067	76,458,314
Stryker Corp.	65,764	25,789,353
Health care providers and services 2.2%
Elevance Health, Inc.	30,073	12,238,508
Humana, Inc.	45,197	13,395,487
UnitedHealth Group, Inc.	122,527	74,765,975
Life sciences tools and services 1.4%
Danaher Corp.	131,287	31,468,181
Thermo Fisher Scientific, Inc.	56,280	29,807,576
Pharmaceuticals 3.3%
AstraZeneca PLC, ADR	117,179	7,923,644
Eli Lilly & Company	174,066	138,443,393
Zoetis, Inc.	27,485	4,816,746
Industrials 1.9%		85,661,554
Aerospace and defense 1.0%
General Electric Company	175,551	31,978,370
TransDigm Group, Inc.	9,514	11,920,757
Commercial services and supplies 0.3%
Cintas Corp.	50,432	11,387,041
Veralto Corp.	25,639	2,773,883
Electrical equipment 0.3%
GE Vernova, Inc. (A)	36,934	12,340,388
Ground transportation 0.3%
Old Dominion Freight Line, Inc.	67,785	15,261,115
Information technology 43.5%		1,984,341,826
Electronic equipment, instruments and components 0.4%
TE Connectivity PLC	120,004	18,135,004
IT services 1.2%
MongoDB, Inc. (A)	48,329	15,585,619
Shopify, Inc., Class A (A)	328,534	37,978,530
Snowflake, Inc., Class A (A)	10,620	1,856,376
Semiconductors and semiconductor equipment 15.5%
Advanced Micro Devices, Inc. (A)	149,774	20,545,248
ASML Holding NV, NYRS	52,008	35,709,213
Broadcom, Inc.	144,120	23,358,970
Lam Research Corp.	92,010	6,797,699
Monolithic Power Systems, Inc.	30,028	17,045,094
NVIDIA Corp.	4,164,310	575,715,858
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	105,359	19,455,593
Texas Instruments, Inc.	32,222	6,477,589
Software 17.4%
Atlassian Corp., Class A (A)	42,936	11,317,071
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

	Shares	Value
Information technology (continued)
Software (continued)
BILL Holdings, Inc. (A)	91,404	$8,246,469
Confluent, Inc., Class A (A)	129,544	3,995,137
Crowdstrike Holdings, Inc., Class A (A)	35,141	12,157,732
Datadog, Inc., Class A (A)	59,205	9,043,564
Fortinet, Inc. (A)	28,228	2,683,071
Intuit, Inc.	52,729	33,837,781
Microsoft Corp.	1,270,575	538,037,690
Roper Technologies, Inc.	46,000	26,056,240
ServiceNow, Inc. (A)	101,541	106,561,187
Synopsys, Inc. (A)	75,916	42,398,327
Technology hardware, storage and peripherals 9.0%
Apple, Inc.	1,733,227	411,346,764
Materials 0.8%		37,880,148
Chemicals 0.8%
Linde PLC	38,996	17,976,766
The Sherwin-Williams Company	50,084	19,903,382
Utilities 0.8%		37,220,185
Electric utilities 0.8%

Constellation Energy Corp.	145,074	37,220,185

Exchange-traded funds 1.2%		$56,392,283
(Cost $56,362,443)
iShares Russell 1000 Growth ETF	141,554	56,392,283

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$9,892,481
(Cost $9,661,954)
Consumer discretionary 0.2%				9,892,481
Specialty retail 0.2%
Carvana Company (9.000% Cash or 12.000% PIK) (B)	12.000	12-01-28	2,022,364	2,154,085
Carvana Company (9.000% Cash or 13.000% PIK) (B)	13.000	06-01-30	3,061,586	3,364,046
Carvana Company (9.000% Cash or 14.000% PIK) (B)	14.000	06-01-31	3,656,033	4,374,350

	Yield (%)	Shares	Value
Short-term investments 0.3%			$10,360,050
(Cost $10,360,050)
Short-term funds 0.3%			10,360,050
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.5825(C)	968,370	968,370
T. Rowe Price Government Reserve Fund	4.6513(C)	9,391,680	9,391,680

Total investments (Cost $1,083,789,491) 99.9%	$4,554,807,518
Other assets and liabilities, net 0.1%	6,822,227
Total net assets 100.0%	$4,561,629,745

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 11-30-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$698,680,317	$698,680,317	—	—
Consumer discretionary	746,951,224	746,951,224	—	—
Consumer staples	51,603,588	51,603,588	—	—
Energy	10,696,973	10,696,973	—	—
Financials	410,019,712	401,737,848	$8,281,864	—
Health care	415,107,177	415,107,177	—	—
Industrials	85,661,554	85,661,554	—	—
Information technology	1,984,341,826	1,984,341,826	—	—
Materials	37,880,148	37,880,148	—	—
Utilities	37,220,185	37,220,185	—	—
Exchange-traded funds	56,392,283	56,392,283	—	—
Corporate bonds	9,892,481	—	9,892,481	—
Short-term investments	10,360,050	10,360,050	—	—
Total investments in securities	$4,554,807,518	$4,536,633,173	$18,174,345	—

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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$3,626,786	$(3,626,965)	$179	—	—	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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